SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION
a)	Non-cash Investing and Financing Transactions

During the year ended December 31, 2018, significant non-cash investing and financing transactions were as follows:

●	Paid or accrued $nil for income taxes.

During the year ended December 31, 2017, the significant non-cash investing and financing transactions were as follows:

●	3,000,000 shares issued as part of the acquisition of other Canadian mineral properties (Note 6);

●	4,700,000 shares issued as part of the settlement of the debenture liability (Note 10); and

●	Paid or accrued $nil for income taxes.

b)	Changes in Liabilities Arising from Financing Activities

Non-cash changes
	January 1, 2018	Cash payments	Interest accrual	Changes in estimate	Debenture converted to shares	December 31, 2018
Loans payable	$-	$-	$-	$-	$-	$-
Debenture liability	-	-	-	-	-	-
Total liabilities from financing activities	$-	$-	$-	$-	$-	$-

			Non-cash changes
	January 1, 2017	Cash payments	Interest accrual	Changes in estimate	Debenture converted to shares	December 31, 2017
Loans payable	$455	$(461)	$6	$-	$-	$-
Debenture liability	2,106	(200)	-	1,196	(3,102)	-
Total liabilities from financing activities	$2,561	$(661)	$6	$1,196	$(3,102)	$-